Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Operating Activities
Net Loss for the Period	$ (504,098)	$ 159,387	$ (663,484)
Items not Affecting Cash
Imputed interest	95,577	1,419	96,996
Foreign exchange	(4,132)		(4,103)
Items not Affecting Cash, Total	(412,653)		(570,591)
Net Change in Non-cash Working Capital
VAT receivable	12,838	(12,877)	(39)
Accounts payable and accrued liabilities	52,778	46,413	99,190
Operating Activities, Total	(347,037)	(124,432)	(471,440)
Financing Activities
Stocks issued for cash	600,000	2	600,000
Issuance of promissory note	100,000		100,000
Due to related parties	200,267	127,751	328,018
Financing Activities, Total	900,267	127,753	1,028,018
Investing Activities
Cash acquired on acquisition of Subsidiary	1,430		1,430
Investing Activities, total	1,430		1,430
EFFECT OF EXCHANGE RATE ON CASH		27
Net Increase (Decrease) in Cash	554,660	3,348	558,008
Cash position – beginning of period	3,348
Cash Position – End of Period	558,008	3,348	558,008
Supplemental Disclosure
Cash paid for interest
Cash paid for income taxes